Quarterly Holdings Report
for
Fidelity® Growth Strategies K6 Fund
February 28, 2023
FEGK6-NPRT1-0423
1.9883993.105
Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.3%
Interactive Media & Services - 1.7%
Pinterest, Inc. Class A (a)	59,600	1,496,556
Zoominfo Technologies, Inc. (a)(b)	31,482	760,920
		2,257,476
Media - 1.6%
The Trade Desk, Inc. (a)	37,700	2,109,692
TOTAL COMMUNICATION SERVICES		4,367,168
CONSUMER DISCRETIONARY - 12.0%
Distributors - 1.7%
Genuine Parts Co.	5,900	1,043,474
Pool Corp.	3,400	1,213,324
		2,256,798
Diversified Consumer Services - 0.4%
Duolingo, Inc. (a)	5,807	527,218
Hotels, Restaurants & Leisure - 3.4%
Chipotle Mexican Grill, Inc. (a)	700	1,043,756
Choice Hotels International, Inc.	6,800	804,848
Churchill Downs, Inc.	5,100	1,253,478
Domino's Pizza, Inc.	4,600	1,352,446
		4,454,528
Household Durables - 0.2%
NVR, Inc. (a)	61	315,591
Internet & Direct Marketing Retail - 0.1%
Lyft, Inc. (a)	13,500	135,000
Multiline Retail - 0.5%
Dollar General Corp.	3,000	648,900
Specialty Retail - 5.6%
AutoZone, Inc. (a)	1,700	4,227,118
O'Reilly Automotive, Inc. (a)	3,070	2,548,407
Tractor Supply Co.	2,836	661,525
		7,437,050
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp. (a)	303	126,154
TOTAL CONSUMER DISCRETIONARY		15,901,239
CONSUMER STAPLES - 2.3%
Beverages - 1.1%
Brown-Forman Corp. Class B (non-vtg.)	10,322	669,588
Celsius Holdings, Inc. (a)	8,600	780,880
		1,450,468
Food Products - 1.0%
Bunge Ltd.	7,000	668,500
Darling Ingredients, Inc. (a)	11,000	695,970
		1,364,470
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	933	226,766
TOTAL CONSUMER STAPLES		3,041,704
ENERGY - 5.1%
Oil, Gas & Consumable Fuels - 5.1%
Antero Resources Corp. (a)	39,200	1,027,040
Cheniere Energy, Inc.	11,200	1,762,208
Hess Corp.	10,000	1,347,000
Marathon Petroleum Corp.	1,300	160,680
Occidental Petroleum Corp.	10,100	591,456
PDC Energy, Inc.	26,900	1,805,259
		6,693,643
FINANCIALS - 9.4%
Capital Markets - 7.4%
Ameriprise Financial, Inc.	3,100	1,062,897
Bank of New York Mellon Corp.	6,800	345,984
LPL Financial	7,200	1,796,832
MarketAxess Holdings, Inc.	2,900	990,205
Moody's Corp.	700	203,105
MSCI, Inc.	6,300	3,289,545
Raymond James Financial, Inc.	11,700	1,268,982
T. Rowe Price Group, Inc.	6,000	673,680
Tradeweb Markets, Inc. Class A	1,759	124,696
		9,755,926
Insurance - 2.0%
Arthur J. Gallagher & Co.	6,500	1,217,775
Everest Re Group Ltd.	1,900	729,543
Hartford Financial Services Group, Inc.	9,500	743,660
		2,690,978
TOTAL FINANCIALS		12,446,904
HEALTH CARE - 16.1%
Health Care Equipment & Supplies - 5.0%
DexCom, Inc. (a)	25,600	2,841,856
Edwards Lifesciences Corp. (a)	3,648	293,445
IDEXX Laboratories, Inc. (a)	700	331,268
Intuitive Surgical, Inc. (a)	810	185,806
ResMed, Inc.	14,200	3,024,600
		6,676,975
Health Care Providers & Services - 3.5%
Laboratory Corp. of America Holdings	2,300	550,528
McKesson Corp.	3,929	1,374,403
Molina Healthcare, Inc. (a)	9,800	2,698,234
		4,623,165
Health Care Technology - 1.1%
Doximity, Inc. (a)(b)	21,000	706,230
Veeva Systems, Inc. Class A (a)	4,400	728,904
		1,435,134
Life Sciences Tools & Services - 6.5%
Agilent Technologies, Inc.	5,800	823,426
Charles River Laboratories International, Inc. (a)	8,400	1,842,456
Maravai LifeSciences Holdings, Inc. (a)	13,700	202,075
Mettler-Toledo International, Inc. (a)	2,700	3,871,017
West Pharmaceutical Services, Inc.	5,800	1,838,774
		8,577,748
TOTAL HEALTH CARE		21,313,022
INDUSTRIALS - 20.5%
Aerospace & Defense - 1.1%
TransDigm Group, Inc.	1,877	1,396,244
Building Products - 4.0%
Builders FirstSource, Inc. (a)	11,300	958,014
Carlisle Companies, Inc.	4,200	1,084,524
Carrier Global Corp.	34,600	1,558,038
Trane Technologies PLC	9,300	1,720,221
		5,320,797
Commercial Services & Supplies - 4.2%
Cintas Corp.	5,500	2,411,585
Copart, Inc. (a)	35,300	2,487,238
GFL Environmental, Inc.	16,900	513,253
Tetra Tech, Inc.	1,400	191,646
		5,603,722
Construction & Engineering - 1.2%
Quanta Services, Inc.	9,700	1,565,580
Electrical Equipment - 1.8%
AMETEK, Inc.	8,500	1,203,260
Atkore, Inc. (a)	8,000	1,168,160
Nextracker, Inc. Class A	500	15,220
		2,386,640
Machinery - 3.9%
Cummins, Inc.	3,343	812,616
IDEX Corp.	4,200	944,916
Otis Worldwide Corp.	9,500	803,890
Parker Hannifin Corp.	3,500	1,231,475
Toro Co.	11,753	1,298,001
		5,090,898
Professional Services - 0.6%
Booz Allen Hamilton Holding Corp. Class A	3,948	373,994
CoStar Group, Inc. (a)	6,699	473,351
		847,345
Road & Rail - 2.3%
Old Dominion Freight Lines, Inc.	8,900	3,019,414
Trading Companies & Distributors - 1.4%
W.W. Grainger, Inc.	2,800	1,871,604
TOTAL INDUSTRIALS		27,102,244
INFORMATION TECHNOLOGY - 27.7%
Electronic Equipment & Components - 2.6%
Amphenol Corp. Class A	22,790	1,766,681
Keysight Technologies, Inc. (a)	10,100	1,615,596
		3,382,277
IT Services - 3.4%
Adyen BV (a)(c)	8	11,339
EPAM Systems, Inc. (a)	7,600	2,338,140
Paychex, Inc.	15,900	1,755,360
SS&C Technologies Holdings, Inc.	7,100	416,770
		4,521,609
Semiconductors & Semiconductor Equipment - 5.7%
Broadcom, Inc.	500	297,145
Enphase Energy, Inc. (a)	640	134,739
KLA Corp.	1,000	379,380
Lam Research Corp.	500	243,005
Lattice Semiconductor Corp. (a)	15,900	1,350,864
Monolithic Power Systems, Inc.	1,700	823,293
NXP Semiconductors NV	2,400	428,352
onsemi (a)	50,500	3,909,205
		7,565,983
Software - 16.0%
Atlassian Corp. PLC (a)	1,500	246,495
Autodesk, Inc. (a)	3,600	715,284
Bill Holdings, Inc. (a)	9,000	761,670
Cadence Design Systems, Inc. (a)	26,100	5,035,736
Coupa Software, Inc. (a)	7,300	591,300
Datadog, Inc. Class A (a)	12,900	987,108
Dynatrace, Inc. (a)	25,500	1,084,515
Fortinet, Inc. (a)	58,300	3,465,352
Gen Digital, Inc.	20,500	399,955
HubSpot, Inc. (a)	1,800	696,348
Intuit, Inc.	795	323,708
Paycom Software, Inc. (a)	4,500	1,300,770
Roper Technologies, Inc.	811	348,892
Synopsys, Inc. (a)	9,600	3,492,096
Zoom Video Communications, Inc. Class A (a)	23,500	1,752,865
		21,202,094
TOTAL INFORMATION TECHNOLOGY		36,671,963
MATERIALS - 1.8%
Chemicals - 0.2%
Sherwin-Williams Co.	1,000	221,350
Metals & Mining - 1.6%
Steel Dynamics, Inc.	17,200	2,169,092
TOTAL MATERIALS		2,390,442
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
SBA Communications Corp. Class A	829	215,001
VICI Properties, Inc.	26,600	891,898
		1,106,899
TOTAL COMMON STOCKS (Cost $84,981,475)		131,035,228

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (d)	1,921,639	1,922,023
Fidelity Securities Lending Cash Central Fund 4.63% (d)(e)	1,019,023	1,019,125
TOTAL MONEY MARKET FUNDS (Cost $2,941,148)		2,941,148

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $87,922,623)	133,976,376
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(1,614,720)
NET ASSETS - 100.0%	132,361,656

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,339 or 0.0% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	2,816,993	10,775,303	11,670,273	35,290	-	-	1,922,023	0.0%
Fidelity Securities Lending Cash Central Fund 4.63%	1,108,800	2,786,263	2,875,938	569	-	-	1,019,125	0.0%
Total	3,925,793	13,561,566	14,546,211	35,859	-	-	2,941,148

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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